Loans Payable - Shareholders (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 22, 2015
Interest Expense, Debt			$ 3,000,000
Liability Related To Stock Options and Warrants		$ 7,662,808	16,396,158
Interest Expense, Total		0	3,053,948	$ 5,436
Financing Interest Expense	$ 23,000,000		23,000,000
Shareholder [Member]
Interest Expense, Total		$ 0	3,053,948	$ 5,436
RPC Pharma Ltd [Member]
Short-term Debt, Total					$ 3,000,000	$ 3,000,000
Percentage Of Shares Outstanding					15.00%	15.00%
Liability Related To Stock Options and Warrants	$ 26,000,000		$ 26,000,000
Stockholders' Equity Attributable to Noncontrolling Interest						$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					15.00%	15.00%